Term Deposits: - USD ($)	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Term Deposits
Term Deposits:

Note 4. Term Deposits:

	March 31,	December 31,
	2023	2022
U.S. Treasury Bills	$28,231,080	$27,499,188
Certificates of deposit	2,529,791	–
	$30,760,871	$27,499,188

The Company has term deposits which are classified as held to maturity, carried at amortized cost and have original maturities of between 3 and 12 months. Term deposits consist of U.S. treasury bills purchased at a discount and amortized to face value over their respective terms and bank certificates of deposit. In 2023, the Company recorded non-cash interest income of $384,378 related to the amortization of discount on U.S. treasury bills and accrued interest on bank certificates of deposit.

U.S. Treasury Bills	$ 28,231,080	$ 27,499,188
Certificates of deposit	$ 2,529,791